Fair Value of Financial Instruments - Summary of Changes in Fair Value of Level 1 and Level 3 Financial Instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) shares
Purchase price contingent liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of period	$ 5,082
Change in value of liabilities	567
Balance at end of period	$ 5,649
Series A Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the end of period, in shares | shares	485,121
Series A Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of period	$ 70
Balance at the beginning of period, in shares | shares	485,121
Change in value of liabilities	$ (21)
Balance at end of period	$ 49
Balance at the end of period, in shares | shares	485,121
Series C Warrant [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of period	$ 6
Balance at the beginning of period, in shares | shares	118,083
Change in value of liabilities	$ (6)
Balance at the end of period, in shares | shares	118,083
2017 PIPE Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of period	$ 5,076
Balance at the beginning of period, in shares | shares	6,024,425
Change in value of liabilities	$ (513)
Balance at end of period	$ 4,563
Balance at the end of period, in shares | shares	6,024,425
2018 PIPE Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in value of liabilities	$ 18
Issuance of 2018 PIPE Warrants	$ 582
Issuance of 2018 PIPE Warrants | shares	513,617
Balance at end of period	$ 600
Balance at the end of period, in shares | shares	513,617